Business Combinations (Textual) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Apartments
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Land	$ 58.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Buildings and Improvements	285.6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Furniture, Fixtures, and Equipment	0.6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles	0.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Residential Leases, Fair Value	2.9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Senior Notes	30.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	317.3
Number of real estate units acquired (apartments)	2,452
Acquired properties, purchase price	312.0
Revenue from acquired properties	17.6
Net income from acquired property	$ 3.1